Schedule of Investments (unaudited) November 30, 2020	iShares® Investment Grade Bond Factor ETF (Formerly iShares® Edge Investment Grade Enhanced Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.7%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$625	$708,897
3.65%, 11/01/24 (Call 08/01/24)	100	110,380
WPP Finance 2010, 3.75%, 09/19/24	305	335,725

		1,155,002

Aerospace & Defense — 2.3%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	110	110,979
4.88%, 05/01/25 (Call 04/01/25)	729	813,200
5.04%, 05/01/27 (Call 03/01/27)	775	887,530
5.15%, 05/01/30 (Call 02/01/30)	370	436,249
Northrop Grumman Corp.
4.03%, 10/15/47 (Call 04/15/47)	40	50,831
4.75%, 06/01/43	135	182,776
Raytheon Technologies Corp.
4.50%, 06/01/42	705	932,391
5.70%, 04/15/40	285	422,131

		3,836,087

Agriculture — 2.5%
Altria Group Inc.
4.80%, 02/14/29 (Call 11/14/28)	63	75,467
5.38%, 01/31/44	593	771,204
5.80%, 02/14/39 (Call 08/14/38)	550	727,635
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	681	757,085
Philip Morris International Inc.
4.25%, 11/10/44	25	31,131
6.38%, 05/16/38	495	760,074
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	555	633,006
5.70%, 08/15/35 (Call 02/15/35)	216	273,805
5.85%, 08/15/45 (Call 02/12/45)	113	144,587

		4,173,994

Airlines — 0.6%
Southwest Airlines Co.
4.75%, 05/04/23	620	672,422
5.25%, 05/04/25 (Call 04/04/25)	330	376,361

		1,048,783

Auto Manufacturers — 1.3%
General Motors Co.
6.60%, 04/01/36 (Call 10/01/35)	565	764,414
6.75%, 04/01/46 (Call 10/01/45)	390	556,398
General Motors Financial Co. Inc., 3.95%, 04/13/24 (Call 02/13/24)	830	901,423

		2,222,235

Auto Parts & Equipment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	560	616,758

Banks — 5.6%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(a)	73	82,686
4.45%, 03/03/26	115	134,275
Citigroup Inc.
3.40%, 05/01/26	524	585,770
3.70%, 01/12/26	588	665,610
4.60%, 03/09/26	464	541,988
8.13%, 07/15/39	461	835,461

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26 (Call 11/25/25)	$340	$385,896
HSBC Holdings PLC
3.90%, 05/25/26	550	622,804
4.25%, 03/14/24	450	493,549
4.30%, 03/08/26	755	866,887
Industrial & Commercial Bank of China Ltd./New York NY, 2.45%, 10/20/21(b)	250	253,082
JPMorgan Chase & Co.
2.08%, 04/22/26 (Call 04/22/25)(a)	495	519,296
3.20%, 06/15/26 (Call 03/15/26)	670	748,658
3.30%, 04/01/26 (Call 01/01/26)	470	524,868
3.90%, 07/15/25 (Call 04/15/25)	350	396,284
Morgan Stanley, Series F, 3.88%, 04/29/24	61	67,450
Royal Bank of Canada, 4.65%, 01/27/26	605	717,532
Wells Fargo & Co.
3.00%, 02/19/25(b)	155	168,024
3.00%, 04/22/26	850	933,275

		9,543,395

Beverages — 2.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	635	810,012
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	77	86,931
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)(b)	235	320,098
8.20%, 01/15/39	382	658,302
Coca-Cola Co. (The), 2.75%, 06/01/60	325	350,677
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	96	108,700
3.70%, 12/06/26 (Call 09/06/26)	95	108,944
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	670	772,906
4.60%, 05/25/28 (Call 02/25/28)	355	429,700
PepsiCo Inc., 3.88%, 03/19/60 (Call 09/19/59)	90	120,074

		3,766,344

Biotechnology — 1.7%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	304	386,928
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	520	586,836
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	635	848,634
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	410	538,576
5.65%, 12/01/41 (Call 06/01/41)	395	568,755

		2,929,729

Building Materials — 0.3%
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	230	255,130
4.00%, 09/21/23 (Call 08/21/23)	70	76,451
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	160	180,790
4.25%, 12/15/47 (Call 06/15/47)(b)	25	29,784

		542,155

Chemicals — 2.3%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	180	194,722
DuPont de Nemours Inc.
2.17%, 05/01/23	700	711,657
4.73%, 11/15/28 (Call 08/15/28)	40	49,297
5.32%, 11/15/38 (Call 05/15/38)	370	505,003
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	520	598,786

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Investment Grade Bond Factor ETF (Formerly iShares® Edge Investment Grade Enhanced Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	$185	$234,737
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	709	792,446
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(b)	20	24,450
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	730	830,677

		3,941,775

Commercial Services — 1.7%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	625	719,503
Global Payments Inc.
4.00%, 06/01/23 (Call 05/01/23)	30	32,462
4.80%, 04/01/26 (Call 01/01/26)	475	562,008
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	170	185,152
4.25%, 05/01/29 (Call 02/01/29)	175	208,646
4.75%, 08/01/28 (Call 05/01/28)	390	471,182
S&P Global Inc., 2.30%, 08/15/60 (Call 02/15/60)	310	296,157
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	390	441,333

		2,916,443

Computers — 2.3%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)	243	250,936
3.35%, 02/09/27 (Call 11/09/26)	420	478,320
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(c)	435	528,176
8.10%, 07/15/36 (Call 01/15/36)(c)	520	747,738
8.35%, 07/15/46 (Call 01/15/46)(c)	470	686,990
Hewlett Packard Enterprise Co., 6.35%, 10/15/45 (Call 04/15/45)	195	257,747
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)(b)	130	143,320
6.00%, 09/15/41	662	853,920

		3,947,147

Diversified Financial Services — 3.1%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	460	500,423
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	655	800,270
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)(b)	660	751,744
3.80%, 01/31/28 (Call 12/31/27)	50	57,463
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	165	188,908
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	500	567,692
GE Capital Funding LLC, 4.05%, 05/15/27 (Call 03/15/27)(c)	200	224,866
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	68,747
Raymond James Financial Inc.
3.63%, 09/15/26	130	149,004
4.95%, 07/15/46	515	707,541
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	455	504,908
5.15%, 03/19/29 (Call 12/19/28)	385	461,152
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	145	154,947
3.60%, 03/15/22 (Call 02/15/22)	80	82,742

		5,220,407

Electric — 9.7%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	80	98,696
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	530	612,863
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	225	247,659
4.00%, 03/01/48 (Call 09/01/47)	90	114,780

Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	$520	$676,064
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	210	211,924
3.50%, 08/01/51 (Call 02/01/51)	358	437,600
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	225	255,558
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)	195	217,718
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	131	143,317
3.80%, 03/15/27 (Call 12/15/26)	80	91,216
Series C, 2.53%, 10/01/24	210	223,555
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)(b)	45	56,552
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	720	784,159
3.75%, 04/15/24 (Call 01/15/24)	105	115,314
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	65	73,092
3.40%, 10/01/46 (Call 04/01/46)	105	122,264
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	185	196,801
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	170	195,453
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	395	457,731
3.60%, 09/15/47 (Call 03/15/47)	25	29,960
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	175	204,830
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(b)	609	681,655
4.75%, 06/15/46 (Call 12/15/45)	230	289,496
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	467	584,486
4.20%, 09/01/48 (Call 03/01/48)	550	716,074
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	165	193,414
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	339	380,637
3.95%, 06/15/25 (Call 03/15/25)	590	667,989
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	334	375,273
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)	315	370,194
3.70%, 12/01/47 (Call 06/01/47)	93	116,107
3.95%, 03/01/48 (Call 09/01/47)	165	218,377
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	700	767,727
Georgia Power Co., 4.30%, 03/15/42	50	62,747
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	180	205,134
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	625	712,822
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	280	297,546
2.90%, 03/01/50 (Call 09/01/49)	10	11,039
Oncor Electric Delivery Co. LLC, 3.10%, 09/15/49 (Call 03/15/49)	260	294,699
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	175	188,921
Public Service Co. of Colorado, Series 34, 3.20%, 03/01/50 (Call 09/01/49)(b)	400	464,056
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	490	542,647
3.40%, 02/01/28 (Call 10/01/27)	625	698,508
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	25	27,055
4.00%, 04/01/47 (Call 10/01/46)	530	626,975

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Investment Grade Bond Factor ETF (Formerly iShares® Edge Investment Grade Enhanced Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series A, 4.20%, 03/01/29 (Call 12/01/28)	$175	$204,461
Series B, 4.88%, 03/01/49 (Call 09/01/48)	230	293,984
Series C, 4.13%, 03/01/48 (Call 09/01/47)	80	97,692
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	690	772,348

		16,429,169

Electronics — 1.6%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	650	719,081
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	130	154,992
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	633	706,750
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	175	185,338
3.80%, 12/15/26 (Call 09/15/26)	105	120,748
4.20%, 09/15/28 (Call 06/15/28)	525	627,747
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	185	219,423

		2,734,079

Environmental Control — 0.7%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	100	110,078
3.38%, 11/15/27 (Call 08/15/27)	235	267,656
3.95%, 05/15/28 (Call 02/15/28)	210	248,033
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	480	542,911

		1,168,678

Food — 3.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	200	225,305
4.15%, 03/15/28 (Call 12/15/27)	670	788,427
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	520	588,987
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	94	104,171
JM Smucker Co. (The), 3.50%, 03/15/25	645	717,432
Kellogg Co.
3.25%, 04/01/26	400	448,274
3.40%, 11/15/27 (Call 08/15/27)	155	175,874
4.30%, 05/15/28 (Call 02/15/28)(b)	175	207,805
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	520	587,602
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	10	11,048
6.60%, 04/01/40 (Call 10/01/39)	155	228,990
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	195	223,246
3.95%, 08/15/24 (Call 05/15/24)	660	734,810

		5,041,971

Forest Products & Paper — 0.3%
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	55	72,124
4.80%, 06/15/44 (Call 12/15/43)(b)	315	418,068

		490,192

Gas — 0.1%
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	200	224,417

Health Care - Products — 1.6%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	525	571,999
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	165	196,515
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)(b)	680	767,679
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)	405	450,590
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	725	798,150

		2,784,933

Health Care - Services — 2.8%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	375	410,933

Security	Par (000)	Value

Health Care - Services (continued)
3.65%, 12/01/27 (Call 09/01/27)(b)	$490	$562,435
4.10%, 03/01/28 (Call 12/01/27)	110	129,252
4.65%, 01/15/43	195	257,048
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	215	247,229
5.13%, 06/15/39 (Call 12/15/38)	660	849,197
5.50%, 06/15/47 (Call 12/15/46)	140	185,771
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	180	199,658
3.95%, 03/15/27 (Call 12/15/26)	122	140,395
3.95%, 08/15/49 (Call 02/15/49)	55	67,924
4.95%, 10/01/44 (Call 04/01/44)	280	379,279
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	650	720,437
3.60%, 09/01/27 (Call 06/01/27)	65	74,281
4.70%, 02/01/45 (Call 08/01/44)	108	143,257
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	115	129,954
4.20%, 06/30/29 (Call 03/30/29)	150	179,172

		4,676,222

Holding Companies - Diversified — 0.8%
Ares Capital Corp., 3.88%, 01/15/26 (Call 12/15/25)	850	893,094
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	205	209,871
4.25%, 01/15/26 (Call 12/15/25)	200	206,782

		1,309,747

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	165	204,289

Insurance — 2.5%
American Financial Group Inc., 4.50%, 06/15/47 (Call 12/15/46)	110	125,081
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	410	460,223
3.88%, 01/15/35 (Call 07/15/34)	24	28,899
3.90%, 04/01/26 (Call 01/01/26)	654	746,958
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	289	329,774
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	70	81,378
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	95	107,460
3.90%, 05/01/29 (Call 02/01/29)	180	209,065
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	235	257,528
4.85%, 04/17/28 (Call 01/17/28)	200	221,138
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	250	252,722
3.40%, 06/15/30 (Call 03/15/30)	220	242,572
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	165	197,376
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	55	69,775
5.00%, 05/20/49 (Call 11/20/48)	150	207,382
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	75	100,746
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	165	218,049
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	348	420,474

		4,276,600

Internet — 1.3%
Alphabet Inc., 2.25%, 08/15/60 (Call 02/15/60)	10	9,879

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Investment Grade Bond Factor ETF (Formerly iShares® Edge Investment Grade Enhanced Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	$550	$619,639
4.10%, 04/13/25 (Call 03/13/25)	570	642,830
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	285	310,872
3.60%, 06/05/27 (Call 03/05/27)	539	609,487

		2,192,707

Iron & Steel — 0.1%
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	215	241,627

Lodging — 1.2%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	40	41,798
3.50%, 08/18/26 (Call 06/18/26)	710	745,289
3.90%, 08/08/29 (Call 05/08/29)	130	136,265
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	480	555,836
Series R, 3.13%, 06/15/26 (Call 03/15/26)	520	546,427

		2,025,615

Machinery — 0.6%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (Call 02/15/24)	160	174,727
4.95%, 09/15/28 (Call 06/15/28)	660	770,605
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	90	100,777

		1,046,109

Manufacturing — 1.3%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	100,539
General Electric Co.
5.88%, 01/14/38	490	634,818
6.75%, 03/15/32	420	573,120
6.88%, 01/10/39	630	890,340

		2,198,817

Media — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	104	131,098
5.75%, 04/01/48 (Call 10/01/47)	95	125,517
6.38%, 10/23/35 (Call 04/23/35)	570	794,826
6.48%, 10/23/45 (Call 04/23/45)	570	814,554
Comcast Corp., 3.00%, 02/01/24 (Call 01/01/24)	317	341,192
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	90	108,896
NBCUniversal Media LLC, 5.95%, 04/01/41	65	99,848
Time Warner Cable LLC
6.55%, 05/01/37	265	366,679
6.75%, 06/15/39	621	883,405
ViacomCBS Inc., 5.85%, 09/01/43 (Call 03/01/43)	575	786,902

		4,452,917

Mining — 1.0%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	458	627,533
Southern Copper Corp.
5.25%, 11/08/42	40	52,889
5.88%, 04/23/45	348	492,768
6.75%, 04/16/40	305	452,932

		1,626,122

Oil & Gas — 1.5%
BP Capital Markets America Inc., 3.00%, 02/24/50 (Call 08/24/49)	155	161,242
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	800	873,056
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	200	216,217

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co., 6.95%, 04/15/29	$531	$740,381
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	345	393,187
4.65%, 11/15/34 (Call 05/15/34)	104	122,403

		2,506,486

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	200	223,625

Pharmaceuticals — 8.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	590	657,125
3.60%, 05/14/25 (Call 02/14/25)	965	1,073,662
4.25%, 11/14/28 (Call 08/14/28)	355	428,697
4.50%, 05/14/35 (Call 11/14/34)	352	447,604
4.70%, 05/14/45 (Call 11/14/44)	270	351,740
AstraZeneca PLC
4.00%, 09/18/42	138	173,460
6.45%, 09/15/37	405	631,496
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	481	552,371
3.73%, 12/15/24 (Call 09/15/24)	575	635,093
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)	45	50,580
3.40%, 03/15/50 (Call 09/15/49)(b)	165	186,437
4.38%, 10/15/28 (Call 07/15/28)	695	836,583
4.80%, 07/15/46 (Call 01/16/46)	515	685,864
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	520	578,846
4.30%, 03/25/28 (Call 12/25/27)	678	796,664
4.78%, 03/25/38 (Call 09/25/37)	669	848,833
5.13%, 07/20/45 (Call 01/20/45)	287	386,491
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	170	186,276
3.95%, 02/16/28 (Call 11/16/27)	195	227,100
Perrigo Finance Unlimited Co., 3.15%, 06/15/30 (Call 03/15/30)	555	588,061
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	410	458,040
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	248,920
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	410	541,940
Viatris Inc., 2.30%, 06/22/27 (Call 04/22/27)(c)	580	611,162
Wyeth LLC, 5.95%, 04/01/37	520	783,791
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	291	326,512
4.50%, 11/13/25 (Call 08/13/25)	445	521,241
4.70%, 02/01/43 (Call 08/01/42)	100	136,789

		13,951,378

Pipelines — 5.7%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)(b)	200	201,380
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	600	690,461
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	106	111,672
5.50%, 12/01/46 (Call 05/29/46)	220	293,047
Enterprise Products Operating LLC, 5.10%, 02/15/45 (Call 08/15/44)	345	440,162
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	660	766,982
5.30%, 12/01/34 (Call 06/01/34)	336	405,026
5.55%, 06/01/45 (Call 12/01/44)	411	520,340

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Investment Grade Bond Factor ETF (Formerly iShares® Edge Investment Grade Enhanced Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	$805	$892,912
5.20%, 03/01/47 (Call 09/01/46)	235	279,504
5.25%, 01/15/25 (Call 01/15/21)	270	277,361
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	240	277,938
5.63%, 03/01/25 (Call 12/01/24)	340	393,081
5.88%, 06/30/26 (Call 12/31/25)	445	533,708
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	699	780,555
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	90	105,044
4.63%, 03/01/34 (Call 12/01/33)	90	107,459
4.88%, 01/15/26 (Call 10/15/25)	495	586,602
7.63%, 01/15/39	348	545,902
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	230	298,717
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	400	448,324
5.10%, 09/15/45 (Call 03/15/45)	15	18,105
6.30%, 04/15/40	517	675,818

		9,650,100

Real Estate Investment Trusts — 5.0%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	355	392,989
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	183,703
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	110	123,316
3.80%, 08/15/29 (Call 05/15/29)	100	115,612
3.95%, 03/15/29 (Call 12/15/28)	40	46,547
4.00%, 06/01/25 (Call 03/01/25)	515	580,591
5.00%, 02/15/24	420	476,346
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	670	719,275
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	85	96,013
4.45%, 02/15/26 (Call 11/15/25)	235	270,960
5.25%, 01/15/23	235	257,792
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	225	239,454
3.45%, 11/15/29 (Call 08/15/29)	220	235,310
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	75	86,030
3.70%, 08/15/27 (Call 05/15/27)	525	603,418
4.45%, 07/15/28 (Call 04/15/28)	165	198,062
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	760	828,168
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	230	249,266
3.75%, 07/01/27 (Call 04/01/27)	80	89,750
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	225	250,867
3.50%, 07/15/29 (Call 04/15/29)(b)	220	248,911
3.88%, 08/15/24 (Call 05/15/24)	100	110,725
4.00%, 06/01/25 (Call 03/01/25)	305	344,750
Lifestorage LP, 3.50%, 07/01/26 (Call 04/01/26)	115	129,578
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	110	123,921
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	715	806,862
4.13%, 03/15/29 (Call 09/15/28)	75	86,291
4.25%, 04/15/28 (Call 01/15/28)	166	192,311

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	$395	$463,397

		8,550,215

Retail — 2.2%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	155	185,414
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	90	98,194
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	95	107,236
4.20%, 05/15/28 (Call 02/15/28)	650	771,359
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	170	222,236
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	445	506,512
3.90%, 06/01/29 (Call 03/01/29)	140	164,079
4.35%, 06/01/28 (Call 03/01/28)	165	194,798
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	230	265,654
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	689	763,914
4.80%, 11/18/44 (Call 05/18/44)	321	369,142

		3,648,538

Semiconductors — 4.3%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	249	282,513
3.90%, 12/15/25 (Call 09/15/25)	530	604,085
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	780	840,939
3.88%, 01/15/27 (Call 10/15/26)	140	157,201
Broadcom Inc.
4.11%, 09/15/28 (Call 06/15/28)	369	422,704
4.70%, 04/15/25 (Call 03/15/25)(b)	200	228,941
4.75%, 04/15/29 (Call 01/15/29)	134	159,387
Intel Corp., 3.10%, 02/15/60 (Call 08/15/59)	610	678,315
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	130	156,312
4.65%, 11/01/24 (Call 08/01/24)	490	557,313
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	80	90,272
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	715	774,096
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	220	245,076
4.66%, 02/15/30 (Call 11/15/29)	190	230,324
4.98%, 02/06/26 (Call 12/06/25)	170	199,200
5.33%, 02/06/29 (Call 11/06/28)	240	293,958
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	260	293,227
5.35%, 03/01/26 (Call 01/01/26)(c)	320	382,669
5.55%, 12/01/28 (Call 09/01/28)(c)	120	151,018
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(b)	450	484,263

		7,231,813

Shipbuilding — 0.3%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	200	223,732
3.84%, 05/01/25 (Call 04/01/25)(c)	191	212,603

		436,335

Software — 2.6%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	615	696,666
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	115	130,552
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	50	56,219
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	220	235,940

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Investment Grade Bond Factor ETF (Formerly iShares® Edge Investment Grade Enhanced Bond ETF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 12/01/27 (Call 09/01/27)	$541	$620,496
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	235	261,591
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	325	366,696
4.20%, 10/01/28 (Call 07/01/28)	485	577,504
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	65	86,355
Oracle Corp., 3.40%, 07/08/24 (Call 04/08/24)	390	426,250
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	716	801,717
4.50%, 05/15/25 (Call 04/15/25)	105	119,045

		4,379,031

Telecommunications — 6.5%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	650	724,080
3.50%, 06/01/41 (Call 12/01/40)	30	32,578
3.50%, 09/15/53 (Call 03/15/53)(c)	127	129,564
3.55%, 09/15/55 (Call 03/15/55)(c)	32	32,799
3.88%, 01/15/26 (Call 10/15/25)	170	195,114
4.13%, 02/17/26 (Call 11/17/25)	421	487,905
4.25%, 03/01/27 (Call 12/01/26)	372	436,496
4.35%, 03/01/29 (Call 12/01/28)	430	513,777
Corning Inc., 5.45%, 11/15/79 (Call 05/15/79)	435	597,805
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	495	785,730
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	170	195,296
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	185	219,187
4.60%, 05/23/29 (Call 02/23/29)	525	624,973
Orange SA, 9.00%, 03/01/31	205	337,641
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)(c)	765	844,055
3.75%, 04/15/27 (Call 02/15/27)(c)	540	609,601
3.88%, 04/15/30 (Call 01/15/30)(c)	125	143,417
4.38%, 04/15/40 (Call 10/15/39)(c)	141	172,202
4.50%, 04/15/50 (Call 10/15/49)(c)	15	18,715
Verizon Communications Inc.
4.13%, 03/16/27	689	817,168
4.27%, 01/15/36	375	471,162
4.40%, 11/01/34 (Call 05/01/34)	338	427,267
4.50%, 08/10/33	92	117,284
5.25%, 03/16/37	560	777,075
Vodafone Group PLC
5.00%, 05/30/38	540	703,676
6.15%, 02/27/37	445	640,070

		11,054,637

Toys, Games & Hobbies — 0.6%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(b)	25	27,060

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies (continued)
3.55%, 11/19/26 (Call 09/19/26)	$225	$248,251
3.90%, 11/19/29 (Call 08/19/29)	590	660,419

		935,730

Transportation — 2.0%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	313	505,270
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28) .	190	222,571
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)	560	705,278
4.55%, 04/01/46 (Call 10/01/45)	460	591,839
4.75%, 11/15/45 (Call 05/15/45)	100	130,373
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	210	240,281
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	140	153,742
United Parcel Service Inc., 6.20%, 01/15/38	490	769,448

		3,318,802

Total Corporate Bonds & Notes — 97.3% (Cost: $151,303,408)		164,871,155

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	2,780	2,781,442
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	1,883	1,883,000

		4,664,442

Total Short-Term Investments — 2.8% (Cost: $4,661,998)		4,664,442

Total Investments in Securities — 100.1% (Cost: $155,965,406)		169,535,597

Other Assets, Less Liabilities — (0.1)%		(129,197)

Net Assets — 100.0%		$169,406,400

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Investment Grade Bond Factor ETF (Formerly iShares® Edge Investment Grade Enhanced Bond ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,605,261	$—		$(2,822,344	)(a)	$(2,023)	$548	$2,781,442	2,780	$14,004	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	735,000	1,148,000	(a)	—		—	—	1,883,000	1,883	1,411		—

						$(2,023)	$548	$4,664,442		$15,415		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$164,871,155	$—	$164,871,155
Money Market Funds	4,664,442	—	—	4,664,442

	$4,664,442	$164,871,155	$—	$169,535,597